Prepayments and Other Current Assets (Details)	1 Months Ended	12 Months Ended
	Sep. 05, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) m²	Dec. 31, 2017 USD ($) shares	Aug. 30, 2018 m²
Prepayments and Other Current Assets (Details) [Line Items]
Bad debt provision		$ 8,331,344	$ 1,724,133	$ 880,395
Common stock valued				$ 14,270,194
Stock-based compensation expense		168,000
Remaining prepaid expense		280,000
Leases headquarter offices (in Square Meters) | m²			306,000
Employees [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Bad debt provision		$ 29,836
Beijing REIT [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Leases headquarter offices (in Square Meters) | m²					658
Common Stock [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Common shares issued (in Shares) | shares	400,000			3,220,000
Common stock valued	$ 448,000			$ 3,220
Fair market value of common stock (in Dollars per share) | $ / shares	$ 1.12